Supplemental Guarantor Information - Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 10,311	$ 194,471	[2]	$ 182,342	$ 183,256
Cost of goods sold	5,671	106,964	[2]	98,404	99,748
Gross profit	4,640	87,507	[2]	83,938	83,508	[3],[4]
Administrative expenses	447	8,427	[2]	7,999	7,693
Selling expenses	2,764	52,110	[2]	49,925	50,351
Other expenses (income), net		2,490		1,881	31,357
Interest expense, net		5,674		6,564	7,986
Foreign exchange (loss) gain, net	(17)	(330)	[2]	(277)	788
Other financing (expense) income, net		(67)		(102)	1,836
Income taxes	299	5,648	[2]	5,260	4,184
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	(7)	(131)	[2]	(226)	60	[4]
Net income from continuing operations	670	12,630	[2]	11,704	(15,379)
Net income after tax from discontinued operations	0	0	[2]	3,366	3,725
Consolidated Net income	670	12,630	[2]	15,070	(11,654)
Equity holders of the parent- continuing	642	12,101	[2]	10,936	(16,058)
Equity holders of the parent- discountinued	0	0	[2]	2,975	3,256
Non-controlling interest		529		1,159	1,148
Non-controlling interest- continuing	28	529	[2]	768	679
Non-controlling interest discountinued	0	0	[2]	391	469
Consolidated Net income	$ 670	12,630	[2]	15,070	(11,654)
Coca-Cola FEMSA [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		2		1	1
Cost of goods sold		0		0	0
Gross profit		2		1	1
Administrative expenses		404		135	140
Selling expenses		0		0	0
Other expenses (income), net		3		0	(314)
Interest expense, net		4,568		4,425	3,717
Foreign exchange (loss) gain, net		379		(96)	846
Other financing (expense) income, net		0		0	(104)
Income taxes		(1,105)		(731)	238
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		15,590		17,833	(9,765)
Net income from continuing operations				13,911	(12,803)
Net income after tax from discontinued operations				0	0
Consolidated Net income		12,101		13,911	(12,803)
Equity holders of the parent- continuing		12,101		13,911	(12,803)
Equity holders of the parent- discountinued				0	0
Non-controlling interest- continuing		0		0	0
Non-controlling interest discountinued				0	0
Consolidated Net income		12,101		13,911	(12,803)
Wholly-Owned guarantors subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		96,169		86,736	80,179
Cost of goods sold		54,714		49,104	40,870
Gross profit		41,455		37,632	39,309
Administrative expenses		3,194		5,403	5,598
Selling expenses		24,308		22,814	22,589
Other expenses (income), net		1,579		627	(330)
Interest expense, net		3,745		3,514	3,210
Foreign exchange (loss) gain, net		(80)		(91)	255
Other financing (expense) income, net		0		0	0
Income taxes		2,536		1,455	2,270
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		11,676		14,732	9,647
Net income from continuing operations				18,460	15,874
Net income after tax from discontinued operations				0	0
Consolidated Net income		17,689		18,460	15,874
Equity holders of the parent- continuing		17,689		18,460	15,874
Equity holders of the parent- discountinued				0	0
Non-controlling interest- continuing		0		0	0
Non-controlling interest discountinued				0	0
Consolidated Net income		17,689		18,460	15,874
Combined non-guarantor subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		155,767		165,325	126,031
Cost of goods sold		101,268		108,671	71,402
Gross profit		54,499		56,654	54,629
Administrative expenses		7,815		8,054	7,003
Selling expenses		33,265		31,867	33,146
Other expenses (income), net		908		1,254	32,000
Interest expense, net		(2,639)		(1,375)	1,058
Foreign exchange (loss) gain, net		(629)		(90)	(313)
Other financing (expense) income, net		(67)		(102)	1,940
Income taxes		4,217		4,536	1,676
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		48		105	148
Net income from continuing operations				12,229	(18,479)
Net income after tax from discontinued operations				3,366	3,725
Consolidated Net income		10,285		15,595	(14,754)
Equity holders of the parent- continuing		9,756		11,461	(19,158)
Equity holders of the parent- discountinued				2,975	3,256
Non-controlling interest		529
Non-controlling interest- continuing				768	679
Non-controlling interest discountinued				391	469
Consolidated Net income		10,285		15,595	(14,754)
Eliminations [member]
Condensed Income Statements, Captions [Line Items]
Total revenues		(57,467)		(69,720)	(22,955)
Cost of goods sold		(49,018)		(59,371)	(12,524)
Gross profit		(8,449)		(10,349)	(10,431)
Administrative expenses		(2,986)		(5,593)	(5,048)
Selling expenses		(5,463)		(4,756)	(5,384)
Other expenses (income), net		0		0	1
Interest expense, net		0		0	1
Foreign exchange (loss) gain, net		0		0	0
Other financing (expense) income, net		0		0	0
Income taxes		0		0	0
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		(27,445)		(32,896)	30
Net income from continuing operations				(32,896)	29
Net income after tax from discontinued operations				0	0
Consolidated Net income		(27,445)		(32,896)	29
Equity holders of the parent- continuing		(27,445)		(32,896)	29
Equity holders of the parent- discountinued				0	0
Non-controlling interest		0
Non-controlling interest- continuing				0	0
Non-controlling interest discountinued				0	0
Consolidated Net income		$ (27,445)		$ (32,896)	$ 29

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.
[4]	Restated due to Philippines deconsolidation.